SUPPLEMENT DATED JULY 6, 1999, TO
                      THE PROSPECTUS DATED MAY 1, 1999, FOR
                FUTURE DIMENSIONS VARIABLE UNIVERSAL LIFE POLICY
                                    ISSUED BY
                        SOUTHLAND LIFE INSURANCE COMPANY
                                     AND ITS
                          SOUTHLAND SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The first sentence of the first paragraph in the "Premium Payments Affect Your Coverage" section on page 22 is changed to read:


         "Unless you have the guaranteed minimum death benefit feature or are in the special continuation period, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest."

                        * * * * * * * * * * * * * * * * *

The second sentence of the first paragraph in the "Guaranteed Minimum Death Benefit" section on page 27 is deleted and replaced with:

         "Your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest."

                        * * * * * * * * * * * * * * * * *

The following information replaces the similar text in the "Lapse Summary" table on page 39:

         In the second and fourth columns headed, "If you do not meet the requirements", the first sentence is changed to read: "Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value."

                        * * * * * * * * * * * * * * * * *

The first sentence of the fourth paragraph in the "Requirements to Maintain the Guarantee Period" section on page 28 is changed to read:

                  "If your policy has no rider coverage other than the Guaranteed Minimum Death Benefit rider, the guarantee period annual premium for the guarantee period for life will be equal to the guideline annual premium determined under the federal income tax law definition of life insurance."

                        * * * * * * * * * * * * * * * * *

The following paragraph is added, after the third paragraph, to the "Distribution of the Policies" section on page 44:

         "Broker-dealers may receive annual renewal payments of up to 0.25% of the net account value beginning in the sixth year of your policy."


Form 21-291 (6/99)